UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-04010

                                 OCM Mutual Fund
                               1536 Holmes Street
                               Livermore, CA 94550
                    (Address of principal executive offices)

                                 OCM Mutual Fund
                                Attn: Greg Orrell
                               1536 Holmes Street
                               Livermore, CA 94550
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

          Date of reporting period: July 1, 2005 through June 30, 2006
                                    ----------------------------------

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ITEM 1. PROXY VOTING RECORD

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                          July 1, 2005 - June 30, 2006

              ORRELL CAPITAL MANAGEMENT, INC. PROXY VOTING SUMMARY
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

    COMPANY NAME        COMPANY     CUSIP/      SHAREHOLDER   DESCRIBE THE           PROPOSED BY  DID ORRELL   HOW DID   VOTE CAST
                        TICKER      SEDOL          MEETING   MATTER VOTED ON         COMPANY OR    CAPITAL     ORREL       FOR
                        SYMBOL      NUMBER          DATE                              SECURITY      VOTE?      CAPITAL  OR AGAINST
                                                                                                               VOTE?    MANAGEMENT?


Birim Goldfields, Inc.   BGI        090878109      8/4/2005 Elect directors,           Company      No
                                                            appoint auditors,
                                                            authorize amendment
                                                            to stock option plan,
                                                            increase issuable
                                                            shares to 5,168,000
                                                            (9.9%) outstanding




Geodex Minerals, Ltd.   GXM       371937103        9/9/2005 Appoint auditor, fix       Company      Yes        For       For
                                                            number of directors
                                                            to four; elect directors;
                                                            approve resolution
                                                            to Articles; increase
                                                            common shares from
                                                            100,000,000 to an
                                                            unlimited number of
                                                            Class A Preference
                                                            shares without par
                                                            value; approve company
                                                            stock option plan.

                                                            rolling 10% stock
                                                            option plan.

Aquiline                AQI       03839N100       9/30/2005 Elect directors;           Company      Yes        For       For
Resources, Inc.                                             appoint auditors;
                                                            stock option plan;
                                                            approval of amendment
                                                            to the Corporation's
                                                            shareholder rights
                                                            plan






Mexgold Resources, Inc.  MGR         592776108   10/12/2005 Elect directors;           Company      Yes        For       For
                                                            appoint auditors;
                                                            Resolution increasing
                                                            maximum number of
                                                            common shares; approval
                                                            of stock option plan

Harmony Gold Mining     HMY         413216300     11/4/2005 Adoption of 04/05
Co. Ltd.                                                    audited financial
                                                            state.                     Company      Yes        For       For
                                                            Fix renumeration of
                                                            directors                                          For       For
                                                            Reelect and elect
                                                            directors                                          For       For
                                                            Granting authority for
                                                            share purchases                                    For       For
                                                            Amending clause of
                                                            2003 share option scheme                           Against   Against
                                                            Placing 20% unissued
                                                            shares under
                                                            director's control                                 For       For
                                                            Authorizing directors
                                                            to issue shares for cash                           For       For

Royal Gold, Inc.        RGLD        780287108     11/9/2005 Elect directors            Company      Yes        For       For
                                                            ratify appointment
                                                            of Auditors for 2005/06

Resolute Mining Ltd.    RSU.AU         641063    11/14/2005 Exercise options to        Company      Yes        Abstain   Abstain
                                                            subscribe for shares
                                                            in Valhalla Uranium


Gold Fields Ltd. ADR    GFI         38059T106    11/17/2005 Elect Directors;           Company      Yes        For       For
                                                            adoption of financials
                                                            Placement of shares under
                                                            control of directors,
                                                            issuing shares for
                                                            cash, adoption
                                                            of the Gold Fields
                                                            limited share plan;
                                                            Placement of
                                                            unissued shares
                                                            under control of
                                                            directors;
                                                            placement of
                                                            unissued shares
                                                            under control of
                                                            directors for
                                                            mgt. incentive
                                                            scheme,
                                                            approved at
                                                            shareholders
                                                            meeting increase
                                                            directors fees;
                                                            acquisition of
                                                            company's own
                                                            shares; award of
                                                            rights in terms
                                                            of the GFI 2005
                                                            non-executive
                                                            share plan.


Barrick Gold Corp.      ABX         067901108    12/19/2005 Barrick takeover           Company      Yes        Option 3  Option 3
                                                            of Placer Dome
                                                            3 options:  1. take
                                                            no action; 2. cash out
                                                            20.50 per share; 3.
                                                            .05 per share in cash
                                                            and .8269 of a share
                                                            in Barrick Gold


Goldcorp, Inc.          GG          380956409     3/19/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Determine number of
                                                            directors; 3. Appoint
                                                            Deloitte & Touche as
                                                            auditors; 4. Resolution
                                                            confirming new By-
                                                            Law; 5.  Approve issuance
                                                            of 8,681,890
                                                            common share purchase
                                                            warrants.


Compania De Minas       BVN         204448104     3/30/2006 1.  Approval of Annual     Company      Yes        For       For
Buenaventura S.A.                                           Report, Balance
                                                            Sheet, Profit & Loss,
                                                            Financial Statements
                                                            2. Delegation to
                                                            audit committee,
                                                            external
                                                            auditors for
                                                            year 2006.


                                                            3. Distribution
                                                            of dividends

Desert Sun Mining Corp. DSM         25043V107     3/31/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Appoint auditors;
                                                            3. Approve Arrangement
                                                            resolution

AngloGold Ashanti       AU          035128206     4/10/2006 1. Elect directors;        Company      Yes        For       For
Ltd. ADR                                                    2. Resolution to issue
                                                            securities for cash;
                                                            3. Director's authority
                                                            allot and issue shares
                                                            for cash subject
                                                            to specific authority

Mundoro Mining, Inc.     MUN         626136105    4/20/2006 1. Appoint Ernst &         Company      Yes        For       For
                                                            Young as auditor
                                                            2. Determine number
                                                            of directors at six;
                                                            3. Elect directors.

Silver Wheaton Corp.    SLW         828336107     4/20/2006 1. Election of             Company      Yes        For       For
                                                            directors; 2. Appoint
                                                            Deloitte & Touche
                                                            as auditors

Newmont Mining Corp.    NEM         651639106     4/25/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Ratify appointment
                                                            of auditors; 3.                         Yes        Against   Against
                                                            Stockholder proposal                                         Shareholder
                                                            regarding independent                                        proposal
                                                            board chairman

Viceroy                 VYE         925621104     4/28/2006 1.Elect directors;         Company      Yes        For       For
Exploration Ltd.                                            2. Appoint Price-
                                                            waterhouse as
                                                            auditors; 3. Approve
                                                            shareholder rights plan.

Randgold Resources      GOLD        752344309      5/2/2006 1.  Elect officers;        Company      Yes        For       For
Ltd. ADR                                                    2. Adoption of
                                                            remuneration committee;
                                                            3. Approve fees Price-
                                                            waterhouse Coopers as
                                                            auditors; 5.
                                                            Authorize
                                                            purchase of
                                                            shares for cash.

Cambior, Inc.           CBJ         13201L103      5/3/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Appoint auditors;
                                                            3. Approval of
                                                            shareholder's right's plan

Freeport-McMoRan Copper FCX       35671D857        5/4/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Approve Ernst &
& Gold,Inc.                                                 Young as auditors;
                                                            3. Approve 2006
                                                            stock incentive
                                                            plan; 4.
                                                            Stockholder
                                                            proposal
                                                            regarding review
                                                            of policies
                                                            relating to
                                                            financial
                                                            support of
                                                            Indonesian
                                                            Government
                                                            security
                                                            personnel.

Eldorado Gold Corp.     EGO         284902103      5/4/2006 1. Fix number of directors Company      Yes        For       For
                                                            at 7; 2. Elect directors;
                                                            3. Appoint auditors; 4. Fix
                                                            auditors remuneration;
                                                            4. Pass Ordinary
                                                            resolution.

Barrick Gold Corp.      ABX         067901108      5/4/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Approve Price-
                                                            Waterhouse as
                                                            auditors; 3. Approve
                                                            Resolution.

Hecla Mining Co.        HL          422704106      5/5/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Proposal to
                                                            number of shares
                                                            from 200,000,000 to
                                                            400,000,000; 3.
                                                            Adoption of employee
                                                            stock purchase plan.

AngloGold Ashanti       AU          035128206      5/5/2006 1.  Elect directors;       Company      Yes        For       For
Ltd. ADR                                                    2. Adoption of financial
                                                            statements; 3. Placement
                                                            of unissued shares under
                                                            control of directors;
                                                            4. Authority to issue
                                                            shares for cash; 5.
                                                            Approval of remuneration
                                                            of the company
                                                            president as non-executive
                                                            director; 6.  Authority
                                                            to acquire the Company's
                                                            own shares.

Coeur d'Alene          CDE          192108108      5/9/2006 1.  Elect directors;       Company      Yes        For       For
Mines Corp.                                                 2. Approve appointment
                                                            of KPMG as auditors.

Goldcorp,              G-WA         380956144      5/9/2006 Resolution approving       Company      Yes        For       For
Inc. - CW07                                                 the entering by
                                                            the Company of a
                                                            supplemental warrant
                                                            endenture with CIBC
                                                            Mellon Trust Company
                                                            of Canada

Glencarin Gold Corp.    GLE         377903109     5/10/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Appoint auditors

Meridian Gold, Inc.      MDG        589975101     5/16/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Appoint KPMG




International Royalty   IRC         460277106     5/18/2006 1.  Elect directors;       Company      Yes        For       For
Corp.                                                       2. Approve appointment
                                                            of Price Waterhouse as
                                                            auditors; 3.
                                                            Approval of special
                                                            resolution changing
                                                            location of Corp. from
                                                            Ontario to Alberta

IAMGOLD Corp.           IAG         450913108     5/23/2006 1.Special resolution       Company      Yes        For       For
                                                            authorizing corp.
                                                            to increase maximum
                                                            number of directors
                                                            from 10 to 12; 2.
                                                            Elect directors;
                                                            3.Appoint
                                                            KPMG as auditors.

Apollo Gold Corp.       AGT         03761E102     5/24/2006 1.Elect directors;         Company      Yes        For       For
                                                            2. Appoint Audit
                                                            Amendments to stock
                                                            option plan.

Golden Star             GSS         38119T104     5/26/2006 1. Elect directors;        Company      Yes        For       For
Resources Ltd.                                              2. Appoint Pricewater-
                                                            houseCoopers as auditors
                                                            and authorize
                                                            directors to fix
                                                            remuneration; 3. Pass
                                                            resolution to amend
                                                            By-Laws.

Anatolia Minerals       ANO         032900102     5/31/2006 1. Elect directors;        Company      Yes        For       For
Development Ltd.                                            2. Appointment
                                                            Pricewater-
                                                            houseCoopers as
                                                            auditors auth-
                                                            orizing directors
                                                            to fix remuneration.

Golden Cycle Gold Corp. GCGC        380894105      6/6/2006 1.  Elect directors;       Company      Yes        For       For
                                                            2. Appoint Ehrhardt,
                                                            Keefe, Steiner &
                                                            Hottman as auditors

Apex Silver Mines Ltd.    SIL       G04074103      6/8/2006 1. Elect directors;        Company      Yes        For       For
                                                            Ratification of
                                                            Price-
                                                            waterhouseCoopers
                                                            LLP as auditors.

Mag Silver Corp.          MAG       55903Q104     6/13/2006 1.Appoint Deloitte         Company      Yes        For       For
                                                            & Touche as auditors;
                                                            2. Set number of
                                                            directors at five;
                                                            3. Elect directors;
                                                            4. Re-approve
                                                            stock option plan

Mexgold                 MGRSF       592776108     6/14/2006 1.  Fix number of          Company      Yes        For       For
Resources, Inc.                                             directors at 6; 2. Elect
                                                            directors; 3. Re-appoint
                                                            McGovern, Hurley,
                                                            Cunningham as auditors
                                                            and authorize
                                                            directors to fix
                                                            remuneration; 4.
                                                            Resolution author.
                                                            directors to fix number
                                                            of directors
                                                            to be elected at each
                                                            shareholder's meet.;
                                                            5. Resolution increasing
                                                            common shares
                                                            by 2,233,780 reserved
                                                            for grants of options
                                                            6.Resolution confirming
                                                            amendment to by-laws
                                                            requiring forum
                                                            requirements for
                                                            meetings. 4. Approve
                                                            stock option plan;
                                                            5. Approve resolution
                                                            amending by-laws
                                                            of corporation.

Amarillo Gold Corp.     AGC       02301T108       6/21/2006 1. Determine number        Company      Yes        For       For
                                                            of directors at 5;
                                                            2. Elect directors;
                                                            3. Re-appoint Cooper-
                                                            Molyneux, LLP as
                                                            auditors, authorize
                                                            directors to fix
                                                            remuneration; 4.
                                                            Approve resolution to
                                                            increase authorized
                                                            100,000,000 common
                                                            shares without par
                                                            value to unlimited
                                                            number of shares;
                                                            5. Approve adoption
                                                            of incentive stock
                                                            option plan

Cumberland              CLG       23077R100       6/22/2006 1. Determine number        Company      Yes        For       For
Resources Ltd.                                              of directors at 7;
                                                            2. Elect directors;
                                                            3. Appoint Ernst &
                                                            Young as auditors;
                                                            4. Fix terms of
                                                            individual directors.

African Gold            AGG       00829A106       6/28/2006 1. Elect directors;        Company      Yes        For       For
Group, Inc.                                                 2. Re-appoint BDO
                                                            Dunwoody LLP as
                                                            auditors, authorize
                                                            directors to fix
                                                            remuneration.

Aquiline                AQI       03839N100       6/29/2006 1. Elect directors;        Company      Yes        For       For
Resources, Inc.                                             2. Re-appoint Grant
                                                            Tjornton LLP as
                                                            auditors and authorize
                                                            directors to fix
                                                            remuneration; 3.
                                                            Resolution
                                                            ratifying continued
                                                            existence of Rights
                                                            distributed to
                                                            shareholders.

Birim Goldfields, Inc.  BGI         090878109      7/5/2006 1. Elect directors;        Company      Yes        For       For
                                                            2. Appoint Price-
                                                            waterhouseCoopers,
                                                            LLP as auditors and
                                                            authorize directors
                                                            to fix remuneration.
                                                            3. Authorize private
                                                            placement of a total
                                                            of 3,676,627 units
                                                            of the Corporation.



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                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


OCM Mutual Fund

/s/ Gregory M. Orrell
-----------------------------------------
Gregory M. Orrell
President
August 21, 2006